Offerings	Sep. 12, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 6,900,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,056.39
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) or Rule 457(g), as applicable, under the Securities Act of 1933, as amended. Includes the aggregate offering price of additional shares of common stock and pre-funded warrants that the underwriters have the option to purchase.Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.Includes 150,000 additional shares of common stock that the underwriters have the option to purchase to cover over-allotments.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Pre-Funded Warrants to Purchase Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 6,900,000
Amount of Registration Fee	$ 1,056.39
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) or Rule 457(g), as applicable, under the Securities Act of 1933, as amended. Includes the aggregate offering price of additional shares of common stock and pre-funded warrants that the underwriters have the option to purchase.Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.Includes150,000 additional Pre-Funded warrants that the underwriters have the option to purchase to cover over-allotments.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Other
Security Class Title	Common stock, par value $0.001 per share, issuable upon exercise Pre-Funded Warrants to Purchase Common Stock
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) or Rule 457(g), as applicable, under the Securities Act of 1933, as amended. Includes the aggregate offering price of additional shares of common stock and pre-funded warrants that the underwriters have the option to purchase.Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Underwriters Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) or Rule 457(g), as applicable, under the Securities Act of 1933, as amended. Includes the aggregate offering price of additional shares of common stock and pre-funded warrants that the underwriters have the option to purchase.Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.No separate registration fee required pursuant to Rule 457(g) of the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Other
Security Class Title	Common stock, par value $0.001 per share, issuable upon exercise of Underwriters warrant
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) or Rule 457(g), as applicable, under the Securities Act of 1933, as amended. Includes the aggregate offering price of additional shares of common stock and pre-funded warrants that the underwriters have the option to purchase.Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.Represents 4.0% of the aggregate number of shares of common stock and pre-funded warrants sold in this offering, including any shares of common stock sold pursuant to the exercise of the underwriter’s option, at an exercise price equal to 125% of the public offering price per share.